Schedule of Segment Information (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
General and administrative expenses	$ 25,000
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative expenses		$ 604,405	$ 43,124		$ 167,031	$ 910,312
Interest earned on the Trust Account		1,380,897			283,921	4,119,843
Investments in Trust Account	$ 131,283,264	$ 131,283,264			$ 127,163,421	131,283,264		$ 127,163,421
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cost of revenue (excluding depreciation and amortization)				$ 43,000		2,410,000	$ 1,299,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)				154,000		2,819,000	858,000	1,745,000
Depreciation and amortization				331,000		7,185,000	1,808,000	2,534,000
Colocation lease cost				209,000		3,775,000	1,283,000	1,795,000
Total operating costs and expenses				737,000		29,409,000	5,611,000	8,004,000
Unit-based compensation						$ 13,220,000	$ 363,000	$ 568,000